Consolidated Statements of Stockholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Shares	Treasury Shares	Preferred Stock	Additional Paid-in Capital	(Accumulated Deficit) Retained Earnings	Accumulated Other Comprehensive Loss
Stockholders' Equity Attributable to Parent at Dec. 31, 2012	$ 421,478	$ 232	$ (679)		$ 219,619	$ 223,377	$ (21,071)
Balance (in shares) at Dec. 31, 2012		23,211	(59)	0
Comprehensive Loss:
Net loss	(39,533)					(39,533)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(2,295)						(2,295)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	4,623						4,623
Long-term incentive plan	2,877				2,877
Exercise of stock options and other	1,311	$ 2	$ (88)		1,397
Exercise of stock options and other (in shares)		260	(3)
Stockholders' Equity Attributable to Parent at Dec. 31, 2013	388,461	$ 234	$ (767)		223,893	183,844	(18,743)
Balance (in shares) at Dec. 31, 2013		23,471	(62)	0
Comprehensive Loss:
Net loss	(119,388)					(119,388)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(5,377)						(5,377)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(12,996)						(12,996)
Long-term incentive plan	1,456				1,456
Exercise of stock options and other	493	$ 2	$ (113)		604
Exercise of stock options and other (in shares)		159	(9)
Stockholders' Equity Attributable to Parent at Dec. 31, 2014	252,649	$ 236	$ (880)		225,953	64,456	(37,116)
Balance (in shares) at Dec. 31, 2014		23,630	(71)	0
Comprehensive Loss:
Net loss	(209,765)					(209,765)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	(6,642)						(6,642)
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	9,937						9,937
Long-term incentive plan	149				149
Exercise of stock options and other	660	$ 2	$ (84)		742
Exercise of stock options and other (in shares)		258	(23)
Stockholders' Equity Attributable to Parent at Dec. 31, 2015	$ 46,988	$ 238	$ (964)		$ 226,844	$ (145,309)	$ (33,821)
Balance (in shares) at Dec. 31, 2015		23,888	(94)	0